Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Current Assets
Prepaid insurance	$ 1,021	$ 791
Prepaid inventory		175
Other current asset (note 23)	873
Other	19	245
Prepaid expenses and other current assets	$ 1,913	$ 1,211